Loan operations (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Loan operations by class, sector of debtor, maturity and concentration
Following is the breakdown of the carrying amount of loan operations by class, sector of debtor, maturity and concentration:

Loans by type	2025	2024

Pledged asset loans	26,185,440	23,217,323
Retail	14,155,005	12,674,565
Companies	4,549,379	4,516,553
Credit card	7,481,056	6,026,205
Non-pledged asset loans	8,432,588	6,431,221
Retail	265,192	549,148
Companies	6,251,739	3,506,397
Credit card	1,915,657	2,375,676
Total loan operations	34,618,028	29,648,544
Expected Credit Loss (Note 13)	(475,943)	(420,081)
Total loan operations, net of expected credit losses	34,142,085	29,228,463

By maturity	2025	2024

Overdue by 1 day or more	330,382	304,052
Due in 3 months or less	8,252,877	6,014,440
Due after 3 months through 12 months	8,345,591	3,808,000
Due after 12 months	17,689,178	19,522,052
Total Loans operations	34,618,028	29,648,544

By concentration	2025	2024

Largest debtor	4,175,501	2,407,808
10 largest debtors	6,950,812	4,799,033
20 largest debtors	8,133,975	5,831,608
50 largest debtors	9,770,062	7,475,742
100 largest debtors	10,838,691	8,601,442